S-K 1603(a)(9) Restrictions on Selling Securities	Dec. 05, 2025
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

Up to 1,100,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised. In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein. Although such actions are subject to the transfer and other restrictions affecting founder shares and placement units set forth in the letter agreement and described elsewhere in this prospectus, there are no restrictions on the transfer of equity interests in our sponsors or requirements that other members consent to a transfer of such equity interests by a member of our sponsors and transfers of equity interests in the sponsors or their respective members may result in a change of ownership or control of our sponsors. See “Risk Factors — Risks Relating to our Sponsor and Management Team — A change of ownership or control of the sponsors could adversely affect our ability to consummate our initial business combination.”

Pursuant to such letter agreement, for the benefit of the underwriters, we, our sponsors and our officers and directors have agreed that we will not offer, sell, contract to sell, pledge or otherwise dispose of any units, ordinary shares, warrants or any securities convertible into, or exercisable, or exchangeable for, ordinary shares, without the prior written consent of the underwriters for a period of 180 days after the date of this prospectus. See “Underwriting (Conflicts of Interest).”

Placement Units Placement Shares Placement Warrants [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Art Technology Sponsor, LLC and Art Technology Advisors, LLC Daniel G. Cohen R. Maxwell Smeal Emmanuelle Cohen Katherine Flemming Walter T. Beach Phoebe A. Saatchi Yassir Benjelloun-Touimi Clear Street
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to (1) the Sponsor’s members, (2) the directors or officers of us, the Sponsor, the Sponsor’s members or Clear Street, (3) any affiliates or family members of the directors or officers of us, the Sponsor, the Sponsor’s members or Clear Street, (4) any members or partners of the Sponsor, the Sponsor’s members, Clear Street or their respective affiliates, or any affiliates of the Sponsor, the Sponsor’s members, Clear Street, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of the initial business combination; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) by virtue of the laws of the State of Delaware, the Sponsor’s limited liability company agreement, upon dissolution of such Sponsor, or the organizational documents of Clear Street upon dissolution of Clear Street; and (j) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (A) one year after the completion of our initial business combination; and (B) subsequent to our initial business combination (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Art Technology Sponsor, LLC and Art Technology Advisors, LLC Daniel G. Cohen R. Maxwell Smeal Emmanuelle Cohen Katherine Flemming Walter T. Beach Phoebe A. Saatchi Yassir Benjelloun
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above.